Related Party and Exempt Party-in-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value of shares held	$ 25,743,836,325	$ 21,589,503,782
Participant loans	130,838,275	$ 130,367,784
Interest income	$ 10,141,322
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	24,995,637	26,058,267
Fair value of shares held	$ 4,437,475,437	$ 3,276,045,327
Net realized gain	177,136,227
Dividend income	$ 99,549,410